FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT

5. FAIR VALUE MEASUREMENT

The Company does not have any nonfinancial assets or nonfinancial liabilities that it recognizes or discloses at fair value in its financial statements on a recurring basis.

Financial assets and liabilities that are recorded at fair value on a recurring basis reflect fair value at the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. The Company applies a hierarchy of valuation techniques, based on whether the inputs into the valuation techniques are observable or unobservable. The hierarchy is as follows:

•	Level 1 — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

•	Level 2 — Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

•	Level 3 — Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

As of December 31, 2013 and 2014, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Description		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale securities	$12,460	$12,460	$—	$—
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current assets	12,987	—	12,987	—
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current liabilities	(799)	—	(799)	—

Total	$24,648	$12,460	$12,188	$—

Description		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale securities	$9,014	$9,014	$—	$—
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current liabilities	(4,470)	—	(4,470)	—
Derivatives designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current liabilities	(1,764)	—	(1,764)	—

Total	$2,780	$9,014	$(6,234)	$—

The following tables present the amounts related to derivative instruments affecting the Company’s consolidated statements of comprehensive income for the years ended December 31, 2012, 2013 and 2014:

Derivative Type	Gain(Loss) on Derivatives Recognized in Total Comprehensive Income
	2012	2013	2014
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other income (loss), net	$5,337	$19,302	$(9,262)
Derivatives designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other comprehensive income	$—	$—	$(1,498)

The Company held foreign-exchange forward contracts with a total notional value of $557.0 million and $420.5 million as of December 31, 2013 and 2014, respectively. These contracts mature in between one and 16 months. The following table shows the notional amounts of the Company’s outstanding derivative instruments associated with gross fair value as reflected in the consolidated balance sheets:

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2013	Foreign-exchange forward contracts and options	$557,000	$12,188
Derivatives not designated as hedging instruments:
As of December 31, 2014	Foreign-exchange forward contracts and options	$255,000	$(4,470)
Derivatives designated as hedging instruments:
As of December 31, 2014	Foreign-exchange forward contracts	$165,500	$(1,764)

The Company used the Black-Scholes option pricing model in valuing the non-deliverable foreign-exchange forward contract options. The Black-Scholes model requires inputs such as spot, forward and interest rates and market-implied volatility, which are derived from external sources. For the remainder of the derivative financial instruments, the Company used a discounted cash flow methodology, which requires inputs such as interest-rate yield curves and foreign exchange rates. The significant inputs used in the aforementioned models are either directly observable or can be corroborated with market-observable data, and therefore the fair value measurements are classified as Level 2.

The estimated fair value of the Company’s financial instruments, including short-term investments, accounts receivable, accounts payable, income taxes payable, accrued liabilities and short-term borrowings, approximates their carrying value due to their short-term nature. The fair value of long-term borrowings as of December 31, 2013 and 2014, totaled $11.2 million and $14.3 million, respectively. The amounts were estimated based on discounted cash flow analysis at prevailing market rates on each reporting period end (Level 2 inputs).